SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
		Attributable
Name of Company	Place of incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
WeTrade Digital (Beijing) Technology Co Limited (f/k/a XiaoShang Technology Beijing Co Limited)	P.R.C	100%
Tibet Xiaoshang Technology Group Limited	P.R.C	100%

Name of Company	Place of incorporation	Attributable equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
Tibet XiaoShang Technology Co Limited (“Tibet Xiaoshang”)	P.R.C	100%

Schedule of investment holding company
	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	Providing of social e-commerce services, technical system support and services
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	Providing of social e-commerce services, technical system support and services
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	Providing of social e-commerce services, technical system support and services
Tibet Xiaoshang Technology Group Limited	P.R.C	Providing of social e-commerce services, technical system support and services.

Schedule of exchange rate
	March 31, 2022	December 31, 2021
RMB: US$ exchange rate	6.34	6.36

	Year ended December 31,
	2021	2020

RMB: US$ exchange rate	6.36	6.53

Property and equipment
Office equipment	3 years
Leasehold improvements	5 years

Schedule lease terms and discount rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$705,407

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 3/31/2022	730,112
Weighted average remaining lease term-operating leases (in years)	3.42
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,189,390
Total right-of-use assets	$2,189,390

Short-term operating lease liabilities	616,698
Long-term operating lease liabilities	1,769,144
Total operating lease liabilities	$2,385,842

Maturities of the Company’s lease liabilities are as follows:

Year ending March 31,
2023	722,656
2024	767,393
2025	813,323
2026	301,828
Total lease payments	2,605,200
Less: Imputed interest/present value discount	(219,358)
Present value of lease liabilities	$2,385,842

Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$694,533

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2021	719,272
Weighted average remaining lease term-operating leases (in years)	3.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,328,950
Total right-of-use assets	$2,328,950

Short-term operating lease liabilities	596,098
Long-term operating lease liabilities	1,942,242
Total operating lease liabilities	$2,538,340

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2022	709,336
2023	753,074
2024	798,895
2025	526,944
Total lease payments	$2,788,249
Less: Imputed interest/present value discount	(249,909)
Present value of lease liabilities	$2,538,340

Schedule of potentially diluted shares
	For the period March 31, 2022	For the period March 31, 2021
Statement of Operations Summary Information:
Net Profit	$560,855	652,084
Weighted-average common shares outstanding - basic and diluted	305,451,498	305,451,498
Net profit per share, basic and diluted	$0.00	0.00

	2021	2020
Statement of Operations Summary Information:
Net Profit	$5,175,675	$2,675,037
Weighted-average common shares outstanding - basic and diluted	305,451,498	304,166,073
Net profit per share, basic and diluted	$0.02	$0.01